UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-1735

FPA New Income, Inc.
(Exact name of registrant as specified in charter)

11601 Wilshire Boulevard, Suite 1200, Los Angeles, California		90025
(Address of principal executive offices)		(Zip code)

J. Richard Atwood, Treasurer, FPA New Income, Inc., 11601 Wilshire Boulevard, Suite 1200, Los Angeles, California 90025
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(310) 473-0225

Date of fiscal year end:	September 30

Date of reporting period:	June 30, 2014

ITEM 1. Schedule of Investments.

FPA New Income, Inc.

June 30, 2014

BONDS & DEBENTURES	Coupon Rate (%)	Maturity Date	Principal Amount	Fair Value
COMMERCIAL MORTGAGE-BACKED SECURITIES
AGENCY STRIPPED— 7.2%
Government National Mortgage Association
2004-10	0.0207	1/16/2044	$21,066,974	$1,053
2002-56	0.0425	6/16/2042	216,423	342
2010-18	0.1160	1/16/2050	56,603,706	1,385,093
2010-63	0.1756	5/16/2050	42,695,957	942,300
2011-10	0.1806	12/16/2045	71,634,172	1,984,983
2009-119	0.1889	12/16/2049	100,172,352	2,515,328
2008-24	0.3025	11/16/2047	13,773,050	304,798
2008-8	0.3072	11/16/2047	30,047,104	648,717
2008-45	0.3409	2/16/2048	24,012,951	538,610
2007-77	0.3929	11/16/2047	51,946,774	1,694,504
2005-9	0.4429	1/16/2045	5,425,346	118,110
2009-71	0.4431	7/16/2049	61,310,502	1,736,926
2006-55	0.4837	8/16/2046	28,341,710	883,978
2009-105	0.4964	11/16/2049	35,821,444	1,376,618
2008-48	0.5265	4/16/2048	15,514,167	585,660
2013-72	0.5268	11/16/2047	538,408,042	31,915,375
2011-6	0.5279	10/16/2052	181,311,002	5,292,468
2004-43	0.5380	6/16/2044	41,065,813	1,004,880
2009-86	0.5478	9/16/2049	68,020,643	1,946,071
2010-49	0.5520	2/16/2050	75,356,107	1,939,666
2011-64 IX	0.5825	10/16/2044	61,740,226	3,051,202
2009-49	0.6298	6/16/2049	52,553,901	1,853,051
2004-108	0.6366	12/16/2044	15,261,213	400,759
2009-60	0.6425	7/16/2049	61,922,402	1,912,783
2013-35	0.6553	1/16/2053	360,315,461	22,194,027
2008-92	0.6693	10/16/2048	42,105,145	1,841,679
2010-161 IA	0.6710	12/16/2050	238,342,378	7,943,951
2006-30	0.6969	5/16/2046	6,000,768	356,266
2011-16	0.7057	9/16/2046	99,798,553	4,353,213
2010-148 IX	0.7168	10/16/2052	55,822,335	2,107,293
2010-28	0.7237	3/16/2050	83,007,907	2,779,105
2013-7	0.7426	5/16/2053	130,550,210	9,107,261
2008-78	0.7516	7/16/2048	11,805,048	599,696
2009-4	0.7728	1/16/2049	34,575,506	1,478,103
2010-123	0.8056	9/16/2050	61,013,384	2,767,567
2013-29	0.8302	5/16/2053	126,620,149	8,689,979
2012-35	0.9020	11/16/2052	133,242,725	8,253,001
2013-1	0.9119	2/16/2054	139,124,471	11,310,833
2009-30	0.9169	3/16/2049	14,137,356	657,528
2013-80	0.9203	3/16/2052	64,525,515	5,314,038
2012-131	0.9305	2/16/2053	111,766,426	8,974,844
2013-13	0.9460	7/16/2047	106,855,889	7,321,883
2013-125	0.9471	10/16/2054	26,750,531	1,551,961
2012-9	0.9519	11/16/2052	170,466,270	16,160,202
2012-150	0.9522	11/16/2052	98,968,452	7,595,037
2011-49	0.9609	4/16/2045	72,463,162	3,543,449
2013-30	0.9812	9/16/2053	230,371,261	17,130,845
2012-45	0.9846	4/16/2053	34,374,215	2,539,591
2011-165	0.9855	10/16/2051	231,337,484	11,930,074
2012-95	1.0012	2/16/2053	142,252,834	11,479,149
2012-58	1.0153	1/16/2055	231,615,321	17,702,359
2012-79	1.0334	3/16/2053	144,729,293	10,601,421
2013-61	1.0457	5/16/2053	157,824,805	11,991,387
2012-25	1.0631	8/16/2052	118,815,954	7,918,204
2012-85	1.0663	9/16/2052	121,648,972	9,525,686
2013-45	1.0744	12/16/2040	124,877,141	8,196,299
2011-143	1.0874	4/16/2053	94,618,159	12,469,727
2011-120	1.0964	12/16/2043	113,334,918	12,089,436
2011-78 IX	1.1203	8/16/2046	141,416,290	7,995,677
2011-92 IX	1.1494	11/16/2044	32,247,148	2,131,214
2011-164	1.1673	4/16/2046	166,684,368	10,462,778
2014-28	1.1970	10/16/2054	113,661,940	10,060,855
2011-149	1.2256	10/16/2046	105,219,615	7,742,059
2014-49	1.3594	8/16/2054	174,391,995	16,342,431
2012-4	1.4677	5/16/2052	249,002,791	15,145,943
TOTAL AGENCY STRIPPED				$402,389,326

NON-AGENCY — 4.9%
A10 Securitization 2013-2 A†	2.6000	11/15/2027	$11,610,000	$11,649,090
Citigroup Commercial Mortgage Trust
2007-FL3A B†	0.3218	4/15/2022	440,933	438,363
2007-FL3A C†	0.3618	4/15/2022	546,612	542,534
2007-FL3A D†	0.4018	4/15/2022	361,447	358,750
2007-FL3A E†	0.4518	4/15/2022	413,082	408,449
COMM Mortgage Trust 2013-RIA4 A2†	6.0000	6/25/2028	12,099,500	11,753,254
Credit Suisse Mortgage Trust
2007-TF2A A3†	0.4218	4/15/2022	33,812,949	33,371,230
2007-TF2A B†	0.5018	4/15/2022	401,000	391,282
Del Coronado Trust 2013-HDMZ CL M†	5.1511	3/15/2018	9,299,000	9,357,978
Lehman Brothers Floating Rate Commercial 2007-LLFA F†	1.1518	6/15/2022	9,540,766	9,236,416
LSTAR Commercial Mortgage Trust 2011-1 A†	3.9129	7/25/2017	93,680	94,151
Monty Parent Issuer LLC
2013-LTR1 A†	3.4700	11/20/2028	8,148,496	8,158,274
2013-LTR1 B†	4.2500	11/20/2028	17,543,227	17,578,313
Motel 6 Trust
2012-MTL6 D†	3.7812	10/5/2017	37,033,000	37,659,576
2012-MTL6 E†	4.2743	10/5/2017	10,061,000	9,855,184
Ores NPL LLC
2014-LV3 CL A†	3.0000	3/27/2024	16,958,024	16,963,281
2013-LV2 CL A†	3.0810	9/25/2025	19,922,707	19,935,258
2014-LV3 CL B†	6.0000	3/27/2024	47,419,000	47,300,453
Rialto Real Estate Fund LP
2013-LV2 CL A†	2.8331	5/22/2028	8,708,822	8,708,822
2014-LT5 CL A†	2.8500	5/15/2024	10,928,588	10,931,976
Starwood Commercial Mortgage Trust 2013-FV1 CL B†	2.1520	8/11/2028	18,051,000	18,061,109
TOTAL NON-AGENCY				$272,753,743

AGENCY — 1.9%
Government National Mortgage Association
2012-22 CL AB	1.6610	2/1/2026	$5,732,167	$5,736,338
2011-49 CL AB	2.8000	4/16/2034	23,488,329	23,841,828
2009-49 CL B	3.4360	6/16/2034	213	213
2011-120 CL A	3.9089	8/16/2033	36,296,161	37,255,832
2011-143 CL AB	3.9739	3/16/2033	40,127,291	41,219,957
TOTAL AGENCY				$108,054,168

RESIDENTIAL MORTGAGE-BACKED SECURITIES
AGENCY POOL FIXED RATE MORTGAGES — 6.1%
Federal Home Loan Mortgage Corporation
J13919	3.5000	12/1/2020	$19,163,856	$20,261,286
E01653	4.5000	6/1/2019	468,351	496,322
J11204	4.5000	11/1/2019	4,966,040	5,270,806
P60959	4.5000	9/1/2020	2,802,317	2,952,745
E01322	5.0000	3/1/2018	4,130,472	4,396,474
E01378	5.0000	5/1/2018	164,929	174,645
G13091	5.0000	6/1/2018	1,970,790	2,097,709
B12315	5.0000	2/1/2019	335,773	358,648
E01642	5.0000	5/1/2019	3,208,645	3,415,346
G14987	5.0000	1/1/2020	3,928,624	4,213,256
G13812	5.0000	12/1/2020	6,852,939	7,294,748
G12161	5.0000	5/1/2021	713,392	770,909
G12394	5.0000	5/1/2021	191,985	206,984
G12319	5.0000	6/1/2021	279,935	302,243
AL5458	5.0000	5/1/2024	6,317,186	6,764,164
G15036	5.0000	6/1/2024	28,337,291	30,125,521
G12400	5.5000	11/1/2016	184,729	191,999
G14979	5.5000	12/1/2018	1,646,160	1,779,695
G13774	5.5000	12/1/2020	564,945	605,387
G14187	5.5000	12/1/2020	12,133,651	13,024,746
J01270	5.5000	2/1/2021	187,437	202,990
G13353	5.5000	3/1/2021	1,601,922	1,722,180
G15037	5.5000	12/1/2024	11,121,746	11,972,745
G12139	6.5000	9/1/2019	840,702	874,229
A26942	6.5000	9/1/2034	619,855	703,455
G08107	6.5000	1/1/2036	1,831,208	2,077,176
P50543	6.5000	4/1/2037	142,395	156,788
Federal National Mortgage Association
AA0905	4.5000	1/1/2021	2,854,945	3,035,663
995756	5.0000	12/1/2018	7,196,534	7,651,643
761485	5.0000	10/1/2019	907,861	971,380
735453	5.0000	12/1/2019	4,035,865	4,294,241
803899	5.0000	12/1/2019	578,023	619,732
AE0126	5.0000	6/1/2020	10,064,018	10,703,586
310097	5.0000	10/1/2020	2,491,215	2,631,540
995861	5.0000	1/1/2021	7,913,976	8,414,693
AE0314	5.0000	8/1/2021	41,670,612	44,346,145
890122	5.0000	11/1/2021	3,591,361	3,802,353
890083	5.0000	12/1/2021	4,034,221	4,289,587
AL5394	5.0000	10/1/2024	1,110,243	1,191,228
AE0792	5.0000	1/1/2026	7,709,549	8,206,892
AL4056	5.0000	6/1/2026	23,012,131	24,742,791
257100	5.5000	1/1/2018	708,592	753,233
745500	5.5000	12/1/2018	5,105,476	5,423,905
995327	5.5000	12/1/2019	1,917,177	2,045,359
735521	5.5000	3/1/2020	3,381,610	3,604,526
995284	5.5000	3/1/2020	6,116,111	6,497,573
889318	5.5000	7/1/2020	6,758,148	7,202,023
889069	5.5000	1/1/2021	7,918,302	8,436,872
AE0095	5.5000	9/1/2021	1,837,109	1,939,612
AE0237	5.5000	11/1/2023	7,242,455	7,715,460
AE0378	5.5000	5/1/2025	757,869	806,387
AL4433	5.5000	9/1/2025	5,547,964	6,002,713
AL4901	5.5000	9/1/2025	10,255,607	11,002,828
735439	6.0000	9/1/2019	1,330,441	1,411,651
745832	6.0000	4/1/2021	12,734,735	13,624,384
AD0951	6.0000	4/1/2021	6,878,415	7,390,994
890225	6.0000	5/1/2023	6,447,065	6,920,086
323282	7.5000	7/1/2028	338,088	384,132
Government National Mortgage Association
782281	6.0000	3/15/2023	3,542,708	3,877,637
TOTAL AGENCY POOL FIXED RATE MORTGAGES				$342,354,045

AGENCY COLLATERALIZED MORTGAGE OBLIGATION — 15.4%
Federal Home Loan Bank
00-0986	5.7390	7/20/2014	$9,432,856	$9,456,438
Federal Home Loan Mortgage Corporation
4151 CL YU	2.0000	1/15/2043	23,310,719	19,510,083
4125 CL NA	2.5000	4/15/2042	26,396,148	23,754,308
4141 CL CK	2.5000	12/15/2042	3,673,963	3,225,240
4144 CL BY	2.5000	12/15/2042	23,217,334	20,846,689
4153 CL KP	2.5000	1/15/2043	21,156,173	19,198,247
2634 CL CI	3.0000	2/15/2023	60,854	61,882
3829 CL CD	3.0000	8/15/2024	2,182,889	2,229,734
3806 CL AB	4.0000	2/15/2023	1,677,357	1,686,901
3625 CL AJ	4.0000	3/15/2023	115,566	116,577
3992 CL H	4.0000	6/15/2036	179,953	184,443
3877 CL EL	4.0000	8/15/2038	780,786	781,920
3986 CL P	4.0000	3/15/2039	479,747	492,041
4088 CL LE	4.0000	10/15/2040	13,139,343	13,712,377
2877 CL WA	4.2500	10/15/2034	1,132,693	1,139,773
3578 CL AM	4.5000	9/15/2016	2,021,182	2,081,191
2900 CL PC	4.5000	12/15/2019	6,318,232	6,707,686
2995 CL JK	4.5000	6/15/2020	2,294,689	2,421,608

3439 CL AC	4.5000	4/15/2022	623,593	624,772
3969 CL MP	4.5000	4/15/2039	167,010	175,264
3939 CL D	4.5000	9/15/2041	2,814,530	2,989,755
2509 CL CB	5.0000	10/15/2017	2,262,922	2,371,633
2568 CL XD	5.0000	2/15/2018	540,379	570,937
2747 CL DX	5.0000	2/15/2019	4,552,364	4,874,262
3852 CL HA	5.0000	12/15/2021	8,301,711	8,906,242
2494 CL CF	5.5000	9/15/2017	2,349,033	2,494,603
2503 CL B	5.5000	9/15/2017	2,320,378	2,440,411
3808 CL BQ	5.5000	8/15/2025	8,726,112	9,271,843
3806 CL JB	5.5000	2/15/2026	4,416,147	4,841,466
3855 CL HQ	5.5000	2/15/2026	4,602,853	4,933,890
3926 CL GP	6.0000	8/15/2025	4,973,457	5,222,826
3614 CL DY	6.0000	1/15/2032	9,454,083	10,526,081
Federal National Mortgage Association
2013-64 CL TZ	1.5000	3/25/2042	1,888,087	1,873,794
2013-30 CL JA	1.5000	4/25/2043	19,205,114	18,572,327
2013-30 CL CA	1.5000	4/25/2043	27,048,432	26,239,129
2013-66 CL JA	2.2500	7/25/2043	76,379,516	77,460,974
2011-125 GE	2.5000	12/25/2041	54,156,956	53,950,916
2012-73 CL JB	3.5000	1/25/2042	38,477,770	40,514,048
2012-8 CL LE	3.5000	2/25/2042	36,171,538	38,084,792
2012-26 CL ME	3.5000	3/25/2042	47,723,876	50,248,173
2012-41 CL LB	3.5000	4/25/2042	46,444,828	48,902,010
2012-48 CL MB	3.5000	5/25/2042	45,607,223	48,018,787
2012-117 CL AD	3.5000	10/25/2042	67,816,414	70,737,301
2013-112 CL WA	3.5000	2/25/2043	54,455,546	56,295,528
2008-15 CL JM	4.0000	2/25/2019	99,806	101,502
2008-18 CL MD	4.0000	3/25/2019	898,541	944,066
2011-67 CL EA	4.0000	7/25/2021	17,608,133	18,588,554
2012-95 CL AB	4.0000	11/25/2040	7,741,433	7,920,207
2014-39 CL MA	4.0000	8/25/2042	15,636,549	16,242,465
2014-1 CL DA	4.0000	6/25/2043	13,603,472	14,233,861
2009-70 CL NU	4.2500	8/25/2019	5,933,298	6,230,912
2004-90 -CL GA	4.3500	3/25/2034	1,444,547	1,467,371
2003-30 CL HW	4.5000	4/25/2018	738,285	777,266
2008-40 CL KA	4.5000	10/25/2018	1,372,613	1,432,665
2012-67 CL PB	4.5000	6/1/2027	10,167,387	10,608,347
2011-7 CL PA	4.5000	10/25/2039	547,820	568,253
2012-40 CL GC	4.5000	12/25/2040	6,653,048	6,851,079
2011-148 CL PB	4.5000	12/25/2041	8,213,556	8,829,169
2003-24 -CL PD	5.0000	4/25/2018	2,743,884	2,902,700
2008-77 CL DA	5.0000	4/25/2023	2,496,761	2,587,818
2005-26 CL G	5.0000	6/25/2032	130,121	131,178
2010-39 CL PL	5.0000	10/25/2032	2,221,168	2,260,905
2004-60 CL LB	5.0000	4/25/2034	8,225,547	8,973,414
2014-2 CL MC	5.0000	3/25/2042	7,490,087	7,985,236
2003-W17 CL 1A5	5.3500	8/25/2033	1,745,708	1,755,833
2011-19 CL WB	5.5000	10/25/2018	6,566,732	7,048,861
2009-116 CL PA	5.5000	4/25/2024	3,715,074	3,857,250
2002-9 CL PC	6.0000	3/25/2017	2,247,087	2,372,497
TOTAL AGENCY COLLATERALIZED MORTGAGE OBLIGATION				$853,420,311

NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATION — 8.1%
Bayview Opportunity Master Fund Trust
2013-2RPL CL A†	3.4721	3/28/2016	$4,105,994	$4,124,724
2013-13NP CL A†	3.7210	6/28/2033	10,248,287	10,322,660
2012-4NR2 CL A†	3.9496	1/28/2034	7,779,259	7,791,627
2013-14NP CL A†	4.2130	8/28/2033	25,018,242	25,190,260
2013-4RPL CL A†	4.4583	7/28/2018	11,311,788	11,413,941
Citicorp Mortgage Securities Inc. 2005-5 CL 2A3	5.0000	8/25/2020	162,359	167,408
Citigroup Mortgage Loan Trust Inc. 2014-AA	4.0000	1/1/2035	28,496,338	29,571,399
Credit Suisse Mortgage Trust 2013-6 1A1†	2.5000	8/25/2043	89,253,073	88,894,133
JP Morgan Mortgage Trust 2013-1 CL 2A2†	2.5000	3/1/2043	36,625,338	36,409,399
Normandy Mortgage Loan Trust 2013-NPL3 A†	4.9486	9/16/2043	34,561,274	34,509,432
Riverview HECM Trust 2007-1 CL A†	0.5900	5/25/2047	34,831,205	31,337,287
Sequoia Mortgage Trust 2012-1 1A1	2.8650	1/25/2042	6,783,793	6,740,315
Stanwich Mortgage Loan Trust Series
2009-2 A†, *	2.1892	2/15/2049	386,071	172,651
2010-1 A†, *	1.2897	9/15/2047	682,185	345,049
2010-2 A†, *	7.5851	2/28/2057	3,517,546	1,773,547
2010-3 A†, *	1.3103	7/31/2038	2,290,729	1,146,052
2010-4 A†, *	1.0254	8/31/2049	2,988,759	1,509,323
2011-1 A†, *	3.8944	6/30/2039	4,519,648	2,383,793
2011-2 A†, *	2.8890	9/15/2050	3,080,209	1,648,540
2012-NPL4 CL A†	2.9814	10/15/2042	4,492,839	4,499,740
2012-NPL5 CL A†	2.9814	10/16/2042	66,857	66,857
2013-NPL1 CL A†	2.9814	2/16/2043	17,908,846	17,985,129
2013-NPL2 CL A†	3.2282	4/16/2059	35,752,883	35,752,847
US Residential Opportunity Fund Trust 2014-4A†	3.4656	3/25/1934	11,183,262	11,232,783
Vericrest Opportunity Loan Transferee
2014-NPL4 A1†	3.1250	4/24/2054	43,863,000	44,086,701
2014-NPL3 A1†	3.2500	11/25/2053	16,915,803	16,992,756
2014-NPL1 A1†	3.6250	10/27/2053	10,359,537	10,446,407
2014-NPL2 A1†	3.6250	11/25/2053	12,857,248	12,965,104
Wells Fargo Mortgage-Backed Securities Trust 2006-5 2A1	5.2500	4/25/2021	5,573,059	5,821,060
TOTAL NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATION				$455,300,924

AGENCY STRIPPED — 1.9%
PRINCIPAL ONLY SECURITIES
Federal Home Loan Mortgage Corporation 217	0.0000	1/1/2032	$457,085	$423,143
INTEREST ONLY SECURITIES
Federal Home Loan Mortgage Corporation
3714 TI	2.2500	8/15/2015	38,302,290	804,762
3935 LI	3.0000	10/15/2021	6,464,664	509,231
3948 AI	3.0000	10/15/2021	8,150,380	673,792
3956 KI	3.0000	11/15/2021	17,388,020	1,429,140
3968 AI	3.0000	12/15/2021	6,692,253	556,791
3992 OI	3.0000	1/15/2022	5,239,899	420,221
3994 EI	3.0000	2/15/2022	12,024,491	1,026,674
3998 KI	3.0000	11/15/2026	20,856,099	2,405,716
3994 AI	3.0000	2/1/2027	12,475,566	1,061,129
4100 EI	3.0000	8/15/2027	95,979,805	10,747,502
3706 AI	3.5000	7/15/2020	9,050,538	451,721
3722 AI	3.5000	9/15/2020	11,359,965	895,761
3735 AI	3.5000	10/15/2020	5,483,318	451,132
3874 DI	3.5000	10/15/2020	9,482,951	566,051
3893 DI	3.5000	10/15/2020	6,937,387	419,863
3753 CI	3.5000	11/15/2020	2,537,084	214,167
3755 AI	3.5000	11/15/2020	10,295,807	847,632
3760 KI	3.5000	11/15/2020	8,054,304	618,028
3784 BI	3.5000	1/15/2021	6,948,981	588,710
3874 BI	3.5000	6/15/2021	5,795,043	511,610
3893 BI	3.5000	7/15/2021	4,918,007	440,167
3909 KI	3.5000	7/15/2021	4,276,082	379,932
3938 IO	3.5000	10/15/2021	29,508,340	2,718,282
3778 GI	3.5000	6/15/2024	5,367,051	390,497
3854 GI	3.5000	11/15/2024	3,993,706	204,158
3852 YI	3.5000	3/15/2025	13,428,029	954,125
3763 NI	3.5000	5/15/2025	4,492,207	412,694
3904 QI	3.5000	5/15/2025	4,959,142	414,540
3909 UI	3.5000	8/15/2025	7,825,052	600,003
3904 NI	3.5000	8/15/2026	10,483,180	1,364,424
3930 AI	3.5000	9/15/2026	13,429,490	1,857,413
4018 AI	3.5000	3/15/2027	23,234,241	2,949,164
3684 CI	4.5000	8/15/2024	26,678,476	2,449,092
3917 AI	4.5000	7/15/2026	37,960,244	5,182,792
217	6.5000	1/1/2032	440,125	92,014
Federal National Mortgage Association
2011-88 BI	3.0000	11/25/2020	4,212,909	223,673
2011-141 EI	3.0000	7/25/2021	17,755,898	1,243,014
2012-8 TI	3.0000	10/25/2021	8,270,148	644,230
2011-113 GI	3.0000	11/25/2021	7,948,914	619,774
2011-129 AI	3.0000	12/25/2021	10,812,780	872,010
2012-8 UI	3.0000	12/25/2021	26,636,452	2,180,063
2011-137 AI	3.0000	1/25/2022	14,032,826	1,110,624
2011-138 IG	3.0000	1/25/2022	17,060,597	1,416,869
2011-145 IO	3.0000	1/25/2022	21,990,847	1,848,194
2012-78 AI	3.0000	2/25/2022	13,337,384	958,569
2012-23 IA	3.0000	3/25/2022	10,034,443	825,532
2012-32 AI	3.0000	4/25/2022	16,316,200	1,367,389
2012-53 CI	3.0000	5/25/2022	25,104,138	2,127,495
2012-147 AI	3.0000	10/25/2027	35,449,193	4,459,204
2012-145 DI	3.0000	1/25/2028	19,286,441	2,452,682
2012-149 CI	3.0000	1/25/2028	51,661,590	6,499,514
2010-128 LI	3.5000	11/25/2020	13,031,016	1,000,494
2011-75 BI	3.5000	11/25/2020	7,062,697	422,952
2011-78 LI	3.5000	11/25/2020	18,462,554	1,038,087
2010-145 BI	3.5000	12/25/2020	6,590,046	558,864
2011-61 BI	3.5000	7/25/2021	5,662,059	511,883
2011-66 QI	3.5000	7/25/2021	10,021,348	898,032
2010-104 CI	3.5000	10/25/2021	16,918,284	1,513,655
2011-104 DI	3.5000	10/25/2021	28,338,617	2,476,004
2011-110 AI	3.5000	11/25/2021	11,904,729	1,029,991
2011-118 IC	3.5000	11/25/2021	31,303,052	2,805,038
2011-125 DI	3.5000	12/25/2021	21,896,500	2,017,171
2011-143 MI	3.5000	1/25/2022	9,125,274	772,304
2012-2 MI	3.5000	2/25/2022	13,492,868	1,291,601
2010-137 BI	3.5000	2/25/2024	4,953,697	261,805
2010-135 DI	3.5000	4/25/2024	10,483,456	674,256
2011-75 AI	3.5000	1/25/2025	19,503,990	1,394,182
2011-66 BI	3.5000	3/25/2025	2,417,470	146,147
2011-80 KI	3.5000	4/25/2025	10,086,273	813,003
2011-67 CI	3.5000	8/25/2025	4,940,948	460,435
2011-22 IC	3.5000	12/25/2025	9,646,405	1,061,147
2011-101 EI	3.5000	10/25/2026	21,418,591	2,755,900
2011-69 TI	4.0000	5/25/2020	6,548,072	414,030
2010-89 LI	4.0000	8/25/2020	10,322,568	841,290
2010-104 CI	4.0000	9/25/2020	4,576,912	370,925
2011-67 EI	4.0000	7/25/2021	11,480,739	888,781
2010-110 IH	4.5000	10/25/2018	12,476,735	915,054
2009-70 IN	4.5000	8/25/2019	17,767,071	1,142,080
2008-15 JI	4.5000	6/25/2022	3,382,392	107,521
2010-114 CI	5.0000	4/25/2018	15,880,915	1,125,811
2010-30	5.0000	5/25/2018	6,518,871	480,008
2003-64 XI	5.0000	7/25/2033	1,265,315	197,964
TOTAL AGENCY STRIPPED				$105,267,324

AGENCY POOL ADJUSTABLE RATE MORTGAGES — 0.0%
Federal National Mortgage Association 865963	2.2980	3/1/2036	$2,069,484	$2,188,376

ASSET-BACKED SECURITIES
AUTO —25.1%
Ally Auto Receivables Trust 2012-1 B
2012-SN1 A4	0.7000	12/21/2015	$22,500,000	$22,530,080
2012-SN1 A3	0.7200	8/20/2015	7,277,000	7,288,167
2012-1 B	1.8400	11/15/2016	8,666,000	8,739,275
American Credit Acceptance Receivables
2014-1 A†	1.1400	3/12/2018	4,564,257	4,565,363
2013-2 A	1.3200	2/15/2017	959,833	961,463
2014-2 A	1.3900	10/10/2017	11,371,477	11,365,230
AmeriCredit Automobile Receivables Trust
2014-1 A1	0.2100	3/9/2015	12,307,373	12,306,822
2013-2 A2	0.5300	11/8/2016	19,078,670	19,083,741
2014-1 A2	0.5700	6/8/2017	47,951,000	47,960,039
2013-1 A3	0.6100	10/10/2017	1,588,000	1,587,467
2012-5 A3	0.6200	6/8/2017	1,100,000	1,100,645
2013-1 A2†	0.6300	6/8/2016	8,138,143	8,137,727
2013-2 A3	0.6500	12/8/2017	5,843,000	5,838,438
2012-4 A3	0.6700	6/8/2017	53,580,000	53,582,775
2013-4 A2	0.7400	11/8/2016	34,978,567	34,996,535
2011-4 B	2.2600	9/8/2016	7,952,000	7,989,806
2011-2 C	3.1900	10/8/2016	8,580,000	8,670,776
2010-3 C	3.3400	4/8/2016	3,614,569	3,648,328
2010-3 D	4.9800	1/8/2018	13,735,000	14,381,506
2010-2 D	6.2400	6/8/2016	6,772,523	6,969,197
BMW Vehicle Lease Trust 2014-1 A2	0.4500	3/21/2016	21,453,000	21,447,804
Credit Acceptance Auto Loan Trust 2012-1A B†	3.1200	3/16/2020	4,500,000	4,574,504
Carmax Auto Owner Trust
2014-1 A1	0.1900	2/17/2015	7,517,208	7,516,611
2014-1 A2	0.4700	2/15/2017	40,000,000	40,017,336
2012-3 A3	0.5200	7/17/2017	22,177,688	22,190,145
2014-2 A2	0.7400	4/17/2017	40,571,000	40,577,540
DT Auto Owner Trust
2014-2A A1 †	0.8300	8/15/2017	13,234,752	13,231,541
2014-1A B†	1.4300	3/15/2018	5,730,000	5,746,585
2014-2A B†	1.6400	4/16/2018	8,474,000	8,479,145
2013-2A B†	1.7800	6/15/2017	9,548,000	9,607,059
2012-2A B†	1.8500	4/17/2017	1,820,108	1,820,989
Exeter Automobile Receivables Trust 2013-2A A
2014-2A A†	1.0600	8/15/2018	10,174,000	10,157,109
2014-1A A†	1.2900	5/15/2018	36,778,372	36,874,838
2013-2A A†	1.4960	11/15/2017	19,317,795	19,378,762
Fifth Third Auto Trust 2014-1 A2
2014-1 A1	0.2000	3/16/2015	9,386,911	9,385,538
2014-1 A2	0.4600	8/15/2016	42,380,000	42,398,923
First Investors Auto Owner Trust
2013-3A A2†	0.8900	9/15/2017	5,844,630	5,850,444
2014-1A A3 †	1.4900	8/15/2017	9,500,000	9,526,143
Ford Credit Auto Lease Trust 2013-A A3	0.6000	3/15/2016	42,344,000	42,379,273
Ford Credit Auto Trust 2013-A A3	0.5500	7/15/2017	57,790,000	57,810,336
GE Equipment Transportation LLC 2012-1 A3	0.9900	11/23/2015	216,461	216,615
Honda Auto Receivables Owner Trust
2014-1 A1	0.1900	3/23/2015	17,382,725	17,378,478
2014-2 A2	0.3900	9/19/2016	25,376,000	25,374,214
2014-1 A2	0.4100	8/22/2016	42,000,000	41,997,459
2014-B A2	0.4400	2/15/2017	44,090,000	44,072,845
2011-2 A4	1.5500	8/18/2017	4,487,245	4,493,551
Hyundai Auto Receivables Trust
2014-B A1	0.1800	2/17/2015	6,740,222	6,738,290
2014-A A1	0.2400	2/17/2015	5,162,327	5,161,869
Mercedes-Benz Auto Lease
2014-A A2A	0.4800	6/15/2016	47,197,000	47,198,029
2013 A A3	0.5900	2/15/2016	37,803,000	37,847,759
Nissan Auto Lease Trust
2013-A A2A	0.4500	9/15/2015	126,681	126,724
2013-A A3	0.6100	4/15/2016	64,363,000	64,449,652
Nissan Auto Receivables Trust
2014-A CL A1	0.1900	2/17/2015	7,253,873	7,253,114
2013-C CL A1	0.2300	12/15/2014	625,731	625,719
Prestige Automobile Receivables Trust
2014-1A A2†	0.9700	3/15/2018	16,390,000	16,375,203
2013-1A A2†	1.0900	2/15/2018	12,973,226	12,994,804
2014-1A A3†	1.5200	4/15/2020	17,250,000	17,264,468
Porsche Financial Auto Securitization 2014-1 A2	0.3800	9/23/2016	40,666,000	40,653,967
Santander Drive Auto Receivables Trust
2014-1 1 A1	0.2700	1/15/2015	3,392,306	3,392,288
2014-3 A2A	0.5400	8/15/2017	17,167,000	17,162,875
2013-3 A2	0.5500	9/15/2016	12,436,029	12,439,376
2013-1 A3	0.6200	6/15/2017	38,015,602	38,027,623
2013-5 A2A	0.6400	4/17/2017	22,522,501	22,540,055
2014-1 A2A	0.6600	7/17/2017	24,276,000	24,288,483
2013-2 A3	0.7000	9/15/2017	68,138,000	68,191,372
2014-2 A2A	0.7500	8/15/2017	24,680,000	24,669,834
2014-1 A3	0.8700	1/16/2018	19,425,000	19,460,196
2013-4 A2	0.8900	9/15/2016	1,652,004	1,653,556
2012-4 A3	1.0400	8/15/2016	2,947,831	2,950,252
2012-3 A3	1.0800	4/15/2016	3,039,816	3,041,227
2012-AA B	1.2100	10/16/2017	13,183,000	13,238,847
2012-6 B	1.3300	5/15/2017	21,788,000	21,880,085
2013-5 B	1.5500	10/15/2018	13,190,000	13,245,866
2012-3 B	1.9400	12/15/2016	3,892,000	3,915,348
Volkswagen Auto Lease Trust 2014-A A1	0.2000	2/20/2015	5,955,679	5,955,089
Wheels SPV LLC
2014-1A A1 †	0.2400	5/20/2015	12,334,220	12,334,311
2014-1A A2†	0.8700	3/20/2023	11,860,000	11,837,523
Westlake Automobile Receivables Trust
2014-1A A2†	1.2000	5/15/2017	2,000,000	1,999,897
2014-1A B†	1.2400	11/15/2019	4,500,000	4,499,960
2014-1A C†	2.2100	11/15/2019	500,000	499,941
TOTAL ASSET-BACKED SECURITIES- AUTO				$1,408,120,769

ASSET-BACKED SECURITIES- OTHER — 10.6%
BEACON 2012-1A A	3.7200	9/20/2027	$516,951	$531,515
CARDS II TR 2012-4A A†	0.6018	9/15/2017	75,000,000	75,027,330
CCG Receivables Trust
2014-1 A1†	0.2700	5/14/2015	3,678,290	3,678,321
2014-1 A2†	1.4400	11/14/2021	8,476,000	8,471,388
Cabela’s Master Credit Card Trust 2010-2A A1 †	2.2900	9/17/2018	7,560,000	7,716,298
CLI Funding LLC 2012 1A†	4.2100	12/18/2022	39,348,910	39,496,862
Chesapeake Funding LLC†	0.5710	3/7/2026	29,025,000	29,025,580
GE Capital Credit Card Master Note Trust 2010-1 A	3.6900	3/15/2018	63,545,000	64,944,159
Global Tower Partners Acquisition Partners†	4.7040	5/15/2018	15,981,000	16,269,457
HFG HEALTHCO-4 LLC 2011-1A A†	2.4009	6/2/2017	16,552,000	16,806,686
HLSS Servicer Advance Receivables Back
2013-T4 AT4†	1.1830	8/15/2044	1,095,000	1,095,022
2014-T1 AT1 †	1.3104	1/17/2045	19,425,000	19,464,998
2013-T1 A2†	1.4953	1/16/2046	24,512,000	24,520,962
2013-T2 B2 †	1.4953	5/16/2044	8,050,000	8,040,851
2013-T1 B2†	1.7436	1/16/2046	5,750,000	5,735,927
2013-T5 BT5†	2.2761	8/15/2046	9,300,000	9,315,485
2012-T2 B2†	2.4800	10/15/2045	14,078,000	14,228,142
Insite Issuer LLC†	8.5950	8/15/2043	11,613,000	12,540,930
Kubota Credit Owner Trust 2014-1A†	0.9100	2/15/2017	6,269,000	6,265,225
MMAF Equipment Finance LLC
2013-AA A2†	0.6900	5/9/2016	28,743,012	28,759,916
2012-AA A3†	0.9400	8/10/2016	20,777,486	20,809,783
PFS Financing Corpation
2013-B A†	0.6518	4/17/2017	4,000,000	4,001,584
2014-AA A†	0.7518	2/15/2019	26,000,000	26,008,902
2012-BA B†	0.8518	10/17/2016	19,945,000	19,968,027
2011-BA A†	1.6518	10/17/2016	9,010,000	9,033,615
2011-BA B†	2.4018	10/17/2016	4,000,000	4,008,072
Panhandle-Plains Student Finance Corp 2001-1 CL A2	1.4990	12/1/2031	5,900,000	5,811,500
Progresso Receivables Funding I LLC
2014-A CL A†	3.5000	7/8/2019	10,139,000	10,139,000
2013-A CL A†	4.0000	7/9/2018	14,984,000	15,096,380
Global SC Finance SRL 2012-1A CL A†	4.1100	7/17/2027	8,677,459	8,795,212
Store Master Funding LLC 2012-1A CLA†	5.7700	8/20/2042	16,803,243	18,203,457
TAL Advantage LLC 2006-1A†	0.3430	4/20/2021	8,433,336	8,307,342
Unison Ground Lease Fund†	5.7800	3/16/2020	10,932,000	11,241,638
Unison Ground Lease Fund†	6.2680	3/16/2020	3,768,000	3,702,098
Unison Ground Lease Fund†	9.5220	4/15/2020	19,600,000	22,123,108
WCP Issuer LLC 2013-1 CL B†	6.6570	8/15/2020	15,347,000	16,478,568
TOTAL ASSET-BACKED SECURITIES				$595,663,340

U.S. TREASURY SECURITIES — 5.5%
U.S Treasury Note	0.0940	4/30/2016	$100,000,000	$99,996,460
U.S Treasury Note	0.2500	10/31/2014	78,000,000	78,040,755
U.S Treasury Note	2.3750	8/31/2014	43,000,000	43,162,931
U.S Treasury Note	2.3750	9/30/2014	38,000,000	38,216,718
U.S Treasury Note	2.6250	7/31/2014	48,000,000	48,101,487
TOTAL U.S. TREASURY SECURITIES				$307,518,351

CORPORATE BONDS & DEBENTURES — 7.8%
Boart Longyear Management Pty Ltd†	10.0000	10/1/2018	$21,104,000	$22,053,680
Colgate Palmolive Co.	0.6000	11/15/2014	4,968,000	4,974,648
Continental Airlines Company
1997-1 1A	7.4610	4/1/2015	219,034	227,795
2000-1	8.3880	11/1/2020	5,597,620	6,031,435
Delta Airlines N671US†	7.5000	9/15/2020	17,133,950	17,219,620
Essar Steel Minnesota†	11.5000	5/15/2020	15,668,000	15,785,510
Everest ACQ LLC / Finance	6.8750	5/1/2019	19,015,000	20,250,975
Fidelity National Information Services	7.8750	7/15/2020	14,162,000	14,999,556
HD Supply Inc.	8.1250	4/15/2019	45,225,000	49,693,230
HD Supply Inc.	11.0000	4/15/2020	18,371,000	21,654,816
Nielsen Finance LLC Co.	7.7500	10/15/2018	38,081,000	40,087,869
Northwest Airlines
2000-1 G	7.1500	10/1/2020	16,611,844	18,301,268
1999-2 B	7.9500	9/1/2016	2,557,426	2,710,871
1999-2 C	8.3040	9/1/2019	8,254,799	6,356,195
Procter & Gamble Co.	0.7000	8/15/2014	22,968,000	22,978,025
Procter & Gamble Co.	3.5000	2/15/2015	38,230,000	38,968,248
Procter & Gamble Co.	4.9500	8/15/2014	4,009,000	4,030,966
Reynolds Group Issuer LLC	7.8750	8/15/2019	29,044,000	31,657,960
Thompson Creek Metals Co Inc.	9.7500	12/1/2017	33,913,000	38,406,473
US Airways PT Trust
1998-1C	6.8200	1/30/2016	17,414,053	17,196,377
1998-1B	7.3500	7/30/2019	6,946,240	7,519,305
1999-1C	7.9600	1/20/2018	5,038,051	5,022,433
Walmart Stores Inc.	2.8750	4/1/2015	1,875,000	1,911,345
Woodbine Acquisition LLC†	12.0000	5/15/2016	28,002,000	29,752,125
TOTAL CORPORATE BONDS & DEBENTURES				$437,790,725

CORPORATE BANK DEBT — 1.6%
Kar Auction Services Term Loan BL1252123†	2.7500	9/28/2017	$14,972,000	$14,987,271
La Frontera Generation Term Loan B†	4.5000	9/30/2020	29,955,645	29,953,848
OCI Beaumont LLC Term Loan B2†	5.0000	8/20/2019	17,767,944	18,015,273
Toys R Us Property Term Loan†	6.0000	8/21/2019	25,348,620	24,511,609
TOTAL CORPORATE BANK DEBT				$87,468,001

TOTAL INVESTMENT SECURITIES — 95.9% (Cost $5,460,742,306)				$5,378,289,403

SHORT-TERM INVESTMENTS — 4.2% (Cost $234,583,267)
Exxon Mobil Corporation	0.0500	7/18/2014	$70,000,000	$69,998,347
Exxon Mobil Corporation	0.0600	7/8/2014	70,000,000	69,999,184
Exxon Mobil Corporation	0.0700	7/14/2014	50,000,000	49,998,736
State Street Bank Repurchase Agreement — 0.00% 07/01/14 (Dated 06/30/14, repurchase price of $44,587,000, collateralized by $45,085,000 principal amount U.S. Treasury Notes — 3.375% 2044, fair value $45,479,494)	0.0000	7/1/2014	44,587,000	44,587,000
TOTAL SHORT-TERM INVESTMENTS				$234,583,267

TOTAL INVESTMENTS — 100.1% (Cost $5,703,932,563)				$5,612,872,670
Other assets and liabilities, net — (0.1)%				(7,431,083)
TOTAL NET ASSETS — 100.0%				$5,605,441,587

†  Restricted securities. These restricted securities constituted 28.5% of total net assets at June 30, 2014, most of which are considered liquid by the Adviser. These securities are not registered and may not be sold to the public. There are legal and/or contractual restrictions on resale. The Fund does not have the right to demand that such securities be registered. The values of these securities are determined by valuations provided by pricing services, brokers, dealers, market makers, or in good faith under policies adopted by authority of the Fund’s Board of Directors.

*These securities have been valued in good faith under policies adopted by authority of the Board of Directors in accordance with the Fund’s fair value procedures. These securities constituted 0.2% of total net assets at June 30, 2014.

NOTE 1 — Disclosure of Fair Value Measurements

The Fund uses the following methods and inputs to establish the fair value of its assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued each day at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are principally traded, as of the close of business on that day. If there have been no sales that day, equity securities are generally valued at the last available bid price. Securities that are unlisted and fixed-income and convertible securities listed on a national securities exchange for which the over-the-counter market more accurately reflects the securities’ value in the judgment of the Fund’s officers, are valued at the most recent bid price. However, most fixed income securities are generally valued at prices obtained from pricing vendors and brokers. Vendors value such securities based on one or more of the following inputs: transactions, bids, offers quotations from dealers and trading systems, spreads and other relationships observed in the markets among comparable securities, benchmarks, underlying equity of the issuer, and proprietary pricing models such as cash flows, financial or collateral performance and other reference data (includes prepayments, defaults, collateral, credit enhancements, and interest rate volatility). Currency forwards are valued at the closing currency exchange rate which is not materially different from the forward rate. Short-term investments with maturities generally of 60 days or less are valued at amortized cost.

Securities for which representative market quotations are not readily available or are considered unreliable by the Adviser are valued as determined in good faith under procedures adopted by authority of the Fund’s Board of Directors. Various inputs may be reviewed in order to make a good faith determination of a security’s value. These inputs include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations of investments that would have been used had greater market activity occurred.

The Fund classifies its assets based on three valuation methodologies. Level 1 values are based on quoted market prices in active markets for identical assets. Level 2 values are based on significant observable market inputs, such as quoted prices for similar assets and quoted prices in inactive markets or other market observable inputs as noted above including spreads, cash flows, financial performance, prepayments, defaults, collateral, credit enhancements, and interest rate volatility. Level 3 values are based on significant unobservable inputs that reflect the Fund’s determination of assumptions that market participants might reasonably use in valuing the assets. These assumptions consider inputs such as proprietary pricing models, cash flows, prepayments, defaults, and collateral. The valuation levels are not necessarily an indication of the risk associated with investing in those securities. The following table presents the valuation levels of the Fund’s investments as of June 30, 2014:

Investments	Level 1	Level 2	Level 3	Total
Bonds & Debentures
Commercial Mortgage-Backed
Agency Stripped	—	$402,389,326	—	$402,389,326
Non-Agency	—	272,753,743	—	272,753,743
Agency	—	108,054,168	—	108,054,168
Residential Mortgage-Backed
Agency Pool Fixed Rate	—	342,354,045	—	342,354,045
Agency Collateralized Mortgage Obligation	—	853,420,311	—	853,420,311
Non-Agency Collateralized Mortgage Obligation	—	446,321,969	$8,978,955	455,300,924
Agency Stripped	—	105,267,324	—	105,267,324
Agency Pool Adjustable Rate Mortgages	—	2,188,376	—	2,188,376
Asset-Backed Securities
Auto	—	1,408,120,769	—	1,408,120,769
Other	—	595,663,340	—	595,663,340
U.S. Treasuries	—	307,518,351	—	307,518,351
Corporate Bonds and Debentures	—	437,790,725	—	437,790,725
Corporate Bank Debt	—	87,468,001	—	87,468,001
Short-Term Investments	—	234,583,267	—	234,583,267
Total Investments	—	$5,603,893,715	$8,978,955	$5,612,872,670

The following table summarizes the Fund’s Level 3 investment securities and related transactions during the period ended June 30, 2014:

Investment	Beginning Value at March 31, 2014	Net Realized and Unrealized Gains (Losses)	Purchases	(Sales)	Gross Transfers In (Out)	Ending Value at June 30, 2014	Net Change in Unrealized Appreciation (Depreciation) related to Investments held at June 30, 2014

Non-Agency Collateralized Mortgage Obligation	$10,216,403	$1,177,587	$—	$(2,415,035)	$—	$8,978,955	$4,703

Level 3 Valuation Process: Investments classified within Level 3 of the fair value hierarchy are valued by the Adviser in good faith under procedures adopted by authority of the Fund’s Board of Directors. The Adviser employs various methods to determine fair valuations including regular review of key inputs and assumptions, and review of related market activity, if any. However, there are generally no observable trade activities in these securities. The Adviser reports to the Board of Directors at their regularly scheduled quarterly meetings, or more often if warranted. The report includes a summary of the results of the process, the key inputs and assumptions noted, and any changes to the inputs and assumptions used. When appropriate, the Adviser will recommend changes to the procedures and process employed. The value determined for an investment using the fair value procedures may differ significantly from the value realized upon the sale of such investment.

Transfers of investments between different levels of the fair value hierarchy are recorded at market value as of the end of the reporting period. There were no transfers between Level 1, 2, or 3 during the period ended June 30, 2014.

The following table summarizes the quantitative inputs and assumptions used for items categorized as items categorized as Level 3 of the fair value hierarchy as of June 30, 2014:

Financial Assets	Fair Value at June 30, 2014	Valuation Technique(s)	Unobservable Inputs	Price/Range

Non-Agency Collateralized Mortgage Obligation	$8,978,955	Pricing Model*	Prices	$47.08- $61.61 ($51.42)
			Discount	0.9%-9.9% (5.5%)

* The Pricing Model technique for Level 3 securities involves preparing a proprietary broker price opinion (BPO) model using valuation information provided by the loan servicer based on local market resources and sales trends published by the National Association of Realtors, and a broker, and then applying an appropriate discount to that valuation. The discount reflects market conditions such as lack of liquidity of the investment, the costs associated with foreclosure and liquidation, the historical performance of the loan pool and the characteristics of the remaining loans including whether or not the loans are performing.

NOTE 2 — Federal Income Tax

The aggregate cost of investment securities was $5,469,349,296 for Federal income tax purposes. Net unrealized appreciation for Federal income tax consists of:

Gross unrealized appreciation:	$23,369,829
Gross unrealized depreciation:	(114,429,722)
Net unrealized appreciation:	$(91,059,893)

ITEM 2. CONTROLS AND PROCEDURES.

(a)                                 The principal executive officer and principal financial officer of the registrant have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing date of this report.

(b)                                 There have been no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3. EXHIBITS.

(a)                                 Separate certification for the registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940. Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FPA NEW INCOME, INC.

By:	/s/ THOMAS H. ATTEBERRY
Thomas H. Atteberry, Chief Executive Officer
(Principal Executive Officer)

Date:     February 28, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

FPA NEW INCOME, INC.

By:	/s/ THOMAS H. ATTEBERRY
Thomas H. Atteberry, Chief Executive Officer
(Principal Executive Officer)

Date:     August 29, 2014

By:	/s/ J. RICHARD ATWOOD
J. Richard Atwood, Treasurer
(Principal Financial Officer)

Date:     August 29, 2014